Interests in Joint Operations - Summary of Assets Held in Joint Operations (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of significant joint operations [line items]
Current assets	$ 24,338	$ 23,351
Non-current assets	78,024	77,945	$ 66,502
Total assets	102,362	101,296	$ 95,166
Joint operations [member]
Disclosure of significant joint operations [line items]
Current assets	1,928	1,561
Non-current assets	25,307	26,370
Total assets	$ 27,235	$ 27,931